Summary of Significant Accounting Policies (Details 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Acquired intangible Asset	Customer-Related	Customer-Related
Amortization Basis	Straight-line basis	Straight-line basis
Expected Life (years)	5 years	5 years